Capital stock, warrants and stock options (Details Narrative)				1 Months Ended									12 Months Ended
		May 31, 2022 CAD ($) $ / shares shares	May 31, 2022 CAD ($) $ / shares shares	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2022 $ / shares shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized													1,500,000,000	1,500,000,000		1,500,000,000		1,500,000,000
Common stock, par value | $ / shares													$ 0.000001	$ 0.000001
Preferred stock, shares authorized													10,000,000	10,000,000		10,000,000		10,000,000
Preferred stock, par value | $ / shares													$ 0.000001	$ 0.000001
Issuance of common stock, shares									1,315,856	1,315,856
Shares issued price per share | (per share)													$ 0.24	$ 0.32		$ 0.30		$ 0.40
Proceeds from issuance of private placement									$ 9,384,622	$ 11,796,297
Number of shares issued, value | $	[1]													$ 6,168,069
Loss on debt settlement | $														$ (56,146)
Contractors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares								1,218,000
Exercise price of warrant | $ / shares								$ 0.37
Teck Rosources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares			10,416,667
Shares issued price per share | $ / shares		$ 0.245	$ 0.245
Exercise price of warrant | $ / shares		$ 0.37	0.37
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares						33,000		165,000	768,750	768,750
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired													239,284	4,359,174
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares				1,599,150	8,252,940		1,975,482							19,576,360	[1]
Number of shares issued, value | $	[1]													$ 20
February 2020 Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired													239,284
Non-Brokered Private Placement [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares											417,720	417,720
Number of shares issued, value | $											$ 132,000
Deemed price | $ / shares											$ 0.45
Loss on debt settlement | $											$ 56,146
Non-Brokered Private Placement [Member] | February 2021 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant | $ / shares																			$ 0.60
Warrants and Rights Outstanding, Term											5 years								5 years
Non-Brokered Private Placement [Member] | February 2021 Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $											$ 154,630
Share issuance costs											351,000	351,000
Exercise price | $ / shares												$ 0.40
Non-Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares		1,471,664
Shares issued price per share | $ / shares		$ 0.30	0.30
Exercise price of warrant | $ / shares		0.37	0.37
Sale of stock of number of shares issued									1,471,664	1,471,664
Non-Brokered Private Placement [Member] | February 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares											19,576,360	19,576,360
Shares issued price per share | $ / shares																			$ 0.40
Proceeds from issuance of private placement											$ 6,168,069	$ 7,830,544
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares									4,809,160	4,809,160
Shares issued price per share | $ / shares		0.30	0.30														$ 0.30
Exercise price of warrant | $ / shares		$ 0.37	$ 0.37														$ 0.37
Sale of stock of number of shares issued									37,849,325	37,849,325
Cash commission | $		$ 563,968	$ 563,968
Compensation options exercisable to acquire shares		1,879,892

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)